Acquisitions (Details 4) - USD ($)	May 31, 2018	Feb. 28, 2018	Jul. 02, 2017	Feb. 28, 2017
Cash	$ 20,506	$ 58,712		$ 539,243
Total assets	$ 1,495,836	184,314		$ 693,637
Customer Lists		$ 66,800
Comencia, Inc. Acquisition [Member]
Cash			$ 11,989
Other assets			13,115
Total assets			25,104
Accrued expenses			(12,741)
Long-term payables			(52,422)
Total liabilities			(65,163)
Customer Lists			33,000
Intellectual Property			48,800
Trademarks			7,000
Total intangibles			88,800
Total assets acquired, net			48,741
Additional consideration given as compensation expense			701,259
Total consideration			$ 750,000